CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Income tax expenses	$ 0	$ 0